Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (4,695,299)	$ (1,195,560)	$ (3,847,637)	$ (4,855,405)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,317	2,317	4,634	6,300
Stock-based compensation	107,425	102,698	1,353,489	269,669
Amortization of right-of-use asset	58,871	57,277	115,342	112,294
Issuance of common stock for professional services	2,434,080
Realized loss on sale of investment				722
Amortization of purchase discounts on investments				(66,521)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(191,225)	40,262	24,309	(2,794)
Accounts payable	(215,099)	(86,945)	214,574	(332,599)
Accrued expenses and other current liabilities	57,493	197,412	202,231	(753,966)
Accrued interest - related parties	46,438	25,264	100,881	5,000
Operating lease liability	(58,722)	(55,368)	(112,521)	(106,022)
Net cash used in operating activities	(2,453,721)	(912,643)	(1,944,698)	(5,723,322)
Cash flows from investing activities:
Purchases of investments	(2,000,000)			(4,333,688)
Proceeds from sale of investment				585,198
Proceeds from maturities of investments				7,675,000
Purchase of property and equipment				(1,846)
Net cash used in investing activities	(2,000,000)			3,924,664
Cash flows from financing activities:
Proceeds from issuance of Series C Convertible Preferred Stock, net of issuance costs of $697,905	6,802,095
Proceeds from notes payable - related parties	168,158	1,500,000
Proceeds from notes payable – other	30,000
Repayment of notes payable - related parties	(168,158)
Repayment of notes payable - other	(30,000)
Repurchase of stock				(50,000)
Proceeds from notes payable – related parties			1,500,000
Net cash provided by financing activities	6,802,095	1,500,000	1,500,000	(50,000)
Net increase (decrease) in cash and cash equivalents	2,348,374	587,357	(444,698)	(1,848,658)
Cash and cash equivalents - beginning of period	236,400	681,098	681,098	2,529,756
Cash and cash equivalents - end of period	2,584,774	1,268,455	236,400	681,098
Cash paid during the six months ended for:
Interest	2,409
Non-cash investing and financing activities:
Conversion of convertible notes payable into common stock	1,500,000
Conversion of convertible notes payable accrued interest into common stock	$ 147,319
Non-cash investing and financing activities:
Common stock issued to board members for settlement of accrued board fees			120,000	144,000
Conversion of principal on notes payable – related party for common stock				200,000
Forgiveness of accrued interest on notes payable – related party				$ 143,020